Non-Controlling Interest (Details)	12 Months Ended
Dec. 31, 2021
Non-Controlling Interest (Details) [Line Items]
Economic interest rate	76.00%
Transactions effective term	1 year
Non-controlling interests [Member]
Non-Controlling Interest (Details) [Line Items]
Economic interest rate	24.00%